Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Comm. Social Resp.	Total Payments
Newmont Corporation [Member]
Total	$ 2,412,714,000	$ 644,857,000	$ 35,400,000	$ 11,627,000	$ 43,935,000	$ 1,963,000	$ 3,150,496,000
Newmont Corporation [Member] | ARGENTINA
Total	27,684,000	26,497,000	68,000			1,852,000	56,101,000
Newmont Corporation [Member] | ARGENTINA | Government of Argentina - Tax Authority [Member]
Total	27,684,000	18,083,000	68,000				45,835,000
Newmont Corporation [Member] | ARGENTINA | Government of the Province of Santa Cruz - General Secretary of Government [Member]
Total		8,414,000					8,414,000
Newmont Corporation [Member] | ARGENTINA | Municipality of Perito Moreno [Member]
Total						1,852,000	1,852,000
Newmont Corporation [Member] | AUSTRALIA
Total	775,761,000	133,569,000	13,504,000	460,000	139,000		923,433,000
Newmont Corporation [Member] | AUSTRALIA | Blayney Shire Council [Member]
Total			3,594,000	161,000	46,000		3,801,000
Newmont Corporation [Member] | AUSTRALIA | Cabonne Council [Member]
Total			1,002,000		93,000		1,095,000
Newmont Corporation [Member] | AUSTRALIA | Government of Australia - Australian Taxation Office [Member]
Total	653,027,000						653,027,000
Newmont Corporation [Member] | AUSTRALIA | Government of New South Wales - Biodiversity Conservation Trust [Member]
Total			304,000				304,000
Newmont Corporation [Member] | AUSTRALIA | Government of New South Wales - Department of Primary Industries and Regional Development [Member]
Total				138,000			138,000
Newmont Corporation [Member] | AUSTRALIA | Government of New South Wales - Department of Regional New South Wales (NSW) [Member]
Total			1,498,000				1,498,000
Newmont Corporation [Member] | AUSTRALIA | Government of New South Wales - Department of Water and Environmental Regulation [Member]
Total			178,000				178,000
Newmont Corporation [Member] | AUSTRALIA | Government of New South Wales - Revenue New South Wales [Member]
Total	2,300,000	72,749,000					75,049,000
Newmont Corporation [Member] | AUSTRALIA | Government of Northern Territory - Northern Territory Treasury [Member]
Total	119,829,000						119,829,000
Newmont Corporation [Member] | AUSTRALIA | Government of Northern Territory - Receiver of Territory Monies [Member]
Total			825,000				825,000
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Department of Mines and Petroleum [Member]
Total		57,683,000	1,846,000				59,529,000
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Department of Mines, Industry Regulation, and Safety [Member]
Total		3,137,000	53,000				3,190,000
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Department of Water and Environmental Regulation [Member]
Total			373,000				373,000
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Office of State Revenue [Member]
Total	392,000						392,000
Newmont Corporation [Member] | AUSTRALIA | Orange City Council [Member]
Total			141,000	161,000			302,000
Newmont Corporation [Member] | AUSTRALIA | Shire of Boddington [Member]
Total			2,901,000				2,901,000
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Charters Towers Regional Council [Member]
Total			120,000				120,000
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Commissioner of State Revenue [Member]
Total	213,000						213,000
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Department of Environment, Tourism, Science, and Innovation [Member]
Total			131,000				131,000
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Department of Natural Resources, Mines, Manufacturing, and Regional and Rural Development [Member]
Total			127,000				127,000
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Financial Provisioning Scheme [Member]
Total			411,000				411,000
Newmont Corporation [Member] | CANADA
Total	82,276,000	15,964,000	2,081,000	372,000	3,770,000		104,463,000
Newmont Corporation [Member] | CANADA | Apitipi Anicinapek Nation [Member]
Total		283,000					283,000
Newmont Corporation [Member] | CANADA | Brunswick House First Nation [Member]
Total		2,359,000					2,359,000
Newmont Corporation [Member] | CANADA | Cat Lake First Nation [Member]
Total		260,000		1,000			261,000
Newmont Corporation [Member] | CANADA | Chapleau Cree First Nation [Member]
Total		2,311,000					2,311,000
Newmont Corporation [Member] | CANADA | Chapleau Ojibwe First Nation [Member]
Total		2,293,000					2,293,000
Newmont Corporation [Member] | CANADA | City of Timmins [Member]
Total	696,000		35,000		3,770,000		4,501,000
Newmont Corporation [Member] | CANADA | Cree Nation Government [Member]
Total		147,000					147,000
Newmont Corporation [Member] | CANADA | District of Stewart [Member]
Total	117,000						117,000
Newmont Corporation [Member] | CANADA | Flying Post First Nation [Member]
Total		283,000					283,000
Newmont Corporation [Member] | CANADA | Government of British Columbia [Member]
Total			135,000				135,000
Newmont Corporation [Member] | CANADA | Government of British Columbia - Ministry of Finance [Member]
Total	16,074,000		585,000				16,659,000
Newmont Corporation [Member] | CANADA | Government of Canada - Canada Revenue Agency [Member]
Total	7,836,000						7,836,000
Newmont Corporation [Member] | CANADA | Government of Ontario - Ministry of Finance [Member]
Total	31,899,000						31,899,000
Newmont Corporation [Member] | CANADA | Government of Ontario - Ministry of Northern Development and Mines [Member]
Total	120,000						120,000
Newmont Corporation [Member] | CANADA | Government of Quebec - Gestion des titres miniers [Member]
Total			129,000				129,000
Newmont Corporation [Member] | CANADA | Government of Quebec - Ministry of Revenue [Member]
Total	25,480,000						25,480,000
Newmont Corporation [Member] | CANADA | Government of Yukon - Department of Environment [Member]
Total	54,000			109,000			163,000
Newmont Corporation [Member] | CANADA | Kingfischer Lake First Nation [Member]
Total		260,000					260,000
Newmont Corporation [Member] | CANADA | Matachewan First Nation [Member]
Total		283,000
Newmont Corporation [Member] | CANADA | Mattagami First Nation [Member]
Total		283,000					283,000
Newmont Corporation [Member] | CANADA | North Caribou Lake First Nation [Member]
Total		370,000					370,000
Newmont Corporation [Member] | CANADA | Tahltan Central Government [Member]
Total			1,197,000	93,000			1,290,000
Newmont Corporation [Member] | CANADA | Tahltan Central Government - Tahltan Heritage Trust [Member]
Total		6,429,000		169,000			6,598,000
Newmont Corporation [Member] | CANADA | Windigo First Nations Council [Member]
Total		143,000
Newmont Corporation [Member] | CANADA | Wunnumin Lake First Nations [Member]
Total		260,000					260,000
Newmont Corporation [Member] | CHILE
Total			920,000				920,000
Newmont Corporation [Member] | CHILE | Federal Government of Chile - Treasury of the Republic [Member]
Total			358,000				358,000
Newmont Corporation [Member] | CHILE | Municipality of Las Condes [Member]
Total			562,000				562,000
Newmont Corporation [Member] | GHANA
Total	666,703,000	273,484,000	7,099,000	10,017,000	31,193,000		988,496,000
Newmont Corporation [Member] | GHANA | Asutifi North District [Member]
Total					763,000		763,000
Newmont Corporation [Member] | GHANA | Asutifi South District [Member]
Total			214,000		30,430,000		30,644,000
Newmont Corporation [Member] | GHANA | Birim North District Assembly [Member]
Total			205,000				205,000
Newmont Corporation [Member] | GHANA | Government of Ghana - Administration of Stool Land [Member]
Total			382,000				382,000
Newmont Corporation [Member] | GHANA | Government of Ghana - Environmental Protection Agency [Member]
Total			792,000				792,000
Newmont Corporation [Member] | GHANA | Government of Ghana - Forest Commission Minerals Development [Member]
Total		983,000					983,000
Newmont Corporation [Member] | GHANA | Government of Ghana - Internal Revenue Services [Member]
Total	666,703,000						666,703,000
Newmont Corporation [Member] | GHANA | Government of Ghana - Mineral Income Investment Fund [Member]
Total		115,029,000					115,029,000
Newmont Corporation [Member] | GHANA | Government of Ghana - Minerals Commission [Member]
Total			4,498,000	17,000			4,515,000
Newmont Corporation [Member] | GHANA | Government of Ghana - Ministry of Finance [Member]
Total		157,472,000					157,472,000
Newmont Corporation [Member] | GHANA | Government of Ghana - Ministry of Lands and Natural Resources [Member]
Total				10,000,000			10,000,000
Newmont Corporation [Member] | GHANA | Government of Ghana - Water Research Institute [Member]
Total			141,000				141,000
Newmont Corporation [Member] | GHANA | Government of Ghana - Water Resources Commission [Member]
Total			217,000				217,000
Newmont Corporation [Member] | GHANA | Tano North Municipal District [Member]
Total			650,000				650,000
Newmont Corporation [Member] | GUATEMALA
Total				132,000			132,000
Newmont Corporation [Member] | GUATEMALA | Municipality of San Miguel Ixtahuacan [Member]
Total				132,000			132,000
Newmont Corporation [Member] | MEXICO
Total	381,753,000	6,688,000	2,118,000	646,000		111,000	391,316,000
Newmont Corporation [Member] | MEXICO | Autonomous University of Zacatecas Foundation [Member]
Total				$ 646,000			646,000
Newmont Corporation [Member] | MEXICO | Government of Mexico - Federation Treasury [Member]
Total	379,408,000	6,688,000					386,096,000
Newmont Corporation [Member] | MEXICO | Government of Mexico - Secretary of the Economy [Member]
Total			2,033,000				2,033,000
Newmont Corporation [Member] | MEXICO | Municipality of Mazapil [Member]
Total	2,345,000		85,000			$ 111,000	2,541,000
Newmont Corporation [Member] | PAPUA NEW GUINEA
Total	157,216,000	47,450,000	356,000		8,833,000		213,855,000
Newmont Corporation [Member] | PAPUA NEW GUINEA | Government of Papua New Guinea - Conservation and Environment Protection Authority [Member]
Total			326,000				326,000
Newmont Corporation [Member] | PAPUA NEW GUINEA | Government of Papua New Guinea - Internal Revenue Commission [Member]
Total	157,216,000						157,216,000
Newmont Corporation [Member] | PAPUA NEW GUINEA | Government of Papua New Guinea - Mineral Resources Authority [Member]
Total		7,371,000	30,000				7,401,000
Newmont Corporation [Member] | PAPUA NEW GUINEA | Kavieng District - Kavieng District Treasury [Member]
Total		8,016,000					8,016,000
Newmont Corporation [Member] | PAPUA NEW GUINEA | Lihir Landholders [Member]
Total		8,016,000			$ 8,833,000		16,849,000
Newmont Corporation [Member] | PAPUA NEW GUINEA | Namatanai District - Namatanai District Treasury [Member]
Total		8,016,000					8,016,000
Newmont Corporation [Member] | PAPUA NEW GUINEA | New Ireland Province [Member]
Total		4,008,000					4,008,000
Newmont Corporation [Member] | PAPUA NEW GUINEA | Nimamar Rural Local Level Government [Member]
Total		12,023,000					12,023,000
Newmont Corporation [Member] | PERU
Total	261,141,000	93,202,000	7,995,000				362,338,000
Newmont Corporation [Member] | PERU | Government of Peru - Agency for Environmental Assessment and Enforcement [Member]
Total	1,293,000		166,000				1,459,000
Newmont Corporation [Member] | PERU | Government of Peru - Customs and Administration Office (Tax Authority) [Member]
Total	257,866,000	93,202,000					351,068,000
Newmont Corporation [Member] | PERU | Government of Peru - Geological Mining Metallurgical Institute [Member]
Total			5,691,000				5,691,000
Newmont Corporation [Member] | PERU | Government of Peru - Ministry of Transport and Comminications [Member]
Total			119,000				119,000
Newmont Corporation [Member] | PERU | Government of Peru - National Water Authority [Member]
Total			2,019,000				2,019,000
Newmont Corporation [Member] | PERU | Government of Peru - Supervisory Agency for Investment in Energy and Mining [Member]
Total	1,982,000						1,982,000
Newmont Corporation [Member] | SURINAME
Total	50,180,000	48,003,000					98,183,000
Newmont Corporation [Member] | SURINAME | Government of Suriname [Member]
Total	50,180,000	$ 48,003,000					98,183,000
Newmont Corporation [Member] | UNITED STATES
Total	10,000,000		1,259,000				11,259,000
Newmont Corporation [Member] | UNITED STATES | Government of the United States of America - Internal Revenue Service [Member]
Total	$ 10,000,000						10,000,000
Newcrest Mining Limited [Member] | UNITED STATES | Government of the United States of America - Bureau of Land Management [Member]
Total			507,000				507,000
Newcrest Mining Limited [Member] | UNITED STATES | Government of the United States of America - Environmental Protection Agency [Member]
Total			$ 752,000				$ 752,000